UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2007

Date of reporting period:	11/30/2006

Item 1. Schedule of Investments

Dryden California Municipal Fund/California Income Series

Schedule of Investments

as of November 30, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.8% Municipal Bonds

Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	1,665	$1,792,040
Bay Area Toll Auth. Toll Brdg. Rev., San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	1,250	1,349,563
Brea Redev. Agcy., Rfdg., Tax, Alloc., Ser. A, A.M.B.A.C.	Aaa	5.50	8/01/19	3,350	3,651,031
California County Tobacco Securitization Agcy. Rev., Convertible, C.A.B.S. (converts to 5.25% on 12/1/10)	Baa3	Zero	6/01/21	1,000	874,950
California Ed. Facs. Auth. Rev., Rfdg., Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,904,203
California Hlth. Facs. Fin. Auth. Rev.,
Ref. Cedars Sinai Med. Ctr.	A3	5.00	11/15/21	1,000	1,058,432
Ref. Cedars Sinai Med. Ctr.	A3	5.00	11/15/27	1,500	1,587,648
Catholic Healthcare West, Ser. G	A2	5.00	7/01/09	750	772,320
California Infrastructure & Econ. Dev. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,554,210
California Municipal Fin. Auth. Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.25	6/01/26	1,100	1,161,479
California Poll. Ctrl. Fin. Auth. Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	500	522,490
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AA+(c)	6.00	12/01/31	155	157,909
California St.
G.O.	A1	5.00	10/01/17	1,000	1,096,380
G.O.	A1	5.00	3/01/27	1,000	1,070,250
G.O., M.B.I.A.	Aaa	5.25	2/01/27	2,500	2,687,600
G.O., Unrefunded Balance	A1	5.50	4/01/30	2,660	3,010,269
California St. Dept. Wtr. Res. Pwr. Rev., Ser. A	A1	5.00	5/01/17	3,320	3,527,533
California St. Pub. Wks. Brd.,
Lease Rev., Dept. General Service, Ser. J	A2	5.25	6/01/28	500	536,895
Mental Hlth. Coalinga, Ser. A	A2	5.50	6/01/18	4,000	4,472,399

California Statewide Cmntys. Dev. Auth. Ref. Kaiser Permanente, Ser. B
(Mandatory Put Date 7/01/14)	A+(c)	3.90	8/01/31	1,000	998,930
Irvine LLC, U.C.I. East	Baa2	5.00	5/15/32	1,500	1,573,725
Kaiser, Ser. C	A+(c)	5.25	8/01/31	1,000	1,081,030
California Statewide Cmntys. Dev. Auth. Spl. Tax No. 97-1, C.A.B.S.	NR	Zero	9/01/22	4,440	1,851,569
Central Joint Pwrs., Hlth. Fin. Auth., Cmnty. Hosps., C.O.P.	Baa2	6.00	2/01/30	2,000	2,110,980
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	1,000	1,073,190
Chula Vista Dev. Agcy. Rev. Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.25	10/01/27	1,540	1,577,638
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00	12/01/27	1,000	1,064,460
Colton Joint Unified School Dist. G.O., F.G.I.C.	Aaa	5.25	2/01/21	1,000	1,103,920
Coronado Cmnty. Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	Aaa	5.00	9/01/24	2,000	2,147,880
Davis Pub. Facs. Fin. Auth. Loc. Agy. Rev., Mace Ranch Area, Ser. A	NR	6.60	9/01/25	1,325	1,375,668
El Dorado Cnty., Spec. Tax,
Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000	1,051,060
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475	497,316
Folsom Spec.Tax,
Cmnty .Facs., Dist. No. 10, Empire Ranch	NR	6.875	9/01/19	2,000	2,158,520
Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.00	9/01/24	2,500	2,675,800
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., Sr. Lien, Ser. A (Pre-refunded Date 1/01/10)(e)	Aaa	7.15	1/01/13	4,750	5,348,594
Convertible C.A.B.S. (Converts to 5.875% on 7/15/09)	Baa3	Zero	1/15/28	2,890	2,678,625
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275	3,559,565
Golden St. Tobacco Securitization Rev., Asset-Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	1,950	2,242,364
Golden St. Tobacco Securitization Rev., Asset-Bkd., Ser. A, Convertible C.A.B.S. (converts to 4.60% on 6/1/10) A.M.B.A.C.	Aaa	Zero	6/01/23	2,000	1,766,660
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S., M.B.I.A.,	Aaa	Zero	2/01/19	2,110	1,275,390
Kern Calif. Cmnty. College Dist., Election 2002, Safety Repair & Impt.,
G.O., F.S.A., C.A.B.S.	Aaa	Zero	11/01/25	750	333,983
G.O., F.S.A., C.A.B.S.	Aaa	Zero	11/01/26	750	318,945
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A.
Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/10	1,000	1,146,050

Rfdg. Proj. Area No. 1	Aaa	7.30		9/01/11	1,000		1,146,050
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20		9/02/25	2,545		2,679,961
Loma Linda Hospital. Rev. Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00		12/01/20	1,250		1,313,800
Long Beach Hbr. Rev.,
A.M.T., M.B.I.A.	Aaa	5.00		5/15/22	1,735		1,848,174
Rfdg., Ser. A, A.M.T., F.G.I.C.	Aaa	6.00		5/15/19	3,000		3,567,870
Los Angeles Dept. of Airport Rev., Rfdg., Ontario Intl., Ser. A, A.M.T., M.B.I.A.	Aaa	5.00		5/15/18	1,400		1,517,362
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	NR	6.50		6/01/21	1,500		1,517,280
Metro. Wtr. Dist. of Southern California, Waterworks Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	5.75		8/10/18	1,000		1,167,880
Natomas Uni. Sch. Dist., Election 2002, Ser. B, G.O., F.G.I.C.	Aaa	5.00		9/01/27	1,555		1,665,607
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1 (Pre-refunded Date 10/01/10)(e)	NR	7.10		10/01/30	1,320		1,510,687
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00		9/02/11	460		477,609
Orange Cnty. Cmnty. Facs. Dist., Spec.Tax Rev., No. 01-1, Ladera Ranch, Ser. A (Pre-refunded Date 8/15/10)(e)	NR	6.00		8/15/25	1,350		1,480,181
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S.& R.I.B.S., A.M.B.A.C., T.C.R.S.	Aaa	6.20		2/14/11	4,000	(f)	4,399,639
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spec. Tax Rev., Linked, S.A.V.R.S., R.I.B.S. (purchased 2/17/1998; cost $713,528)	Aa2	8.263	(d)	2/14/11	750	(g)	899,865
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25		9/01/23	2,000		2,183,000
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50		5/01/29	1,500		1,808,070
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.	Aaa	Zero		8/01/26	1,375		590,466
Ser. B, F.S.A.	Aaa	5.80		8/01/34	2,700		3,049,839
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus.Ctr.	NR	6.75		8/15/15	1,000		1,062,900
Puerto Rico Comnwlth. G.O., M.B.I.A.(d)	Aaa	5.75		7/01/10	2,000		2,153,160

Govt. Dev. Bk., Ser. C, G.O., A.M.T.	Baa3	5.25		1/01/15	1,000		1,087,040
Infrastructure Fin. Auth., Ser. B,	Baa3	5.00		7/01/37	2,000		2,119,440
Pub. Impt., Ser. A, G.O.	Baa3	5.25		7/01/30	750		819,638
Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Aaa	5.25		7/01/17	1,260		1,377,810
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S.& R.I.B.S.,
M.B.I.A., partial E.T.M.(e)	Aaa	6.368		7/01/22	50		60,246
M.B.I.A., E.T.M.(e) (purchased 1/09/1995; cost $1,857,446)	Aaa	9.207	(d)	7/01/22	1,715	(g)	2,417,876
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1, River View Pt.	NR	7.50		9/02/22	1,565		1,647,632
Riverside Uni. Sch. Dist. Spec. Tax, Cmnty. Facs.,
Dist. No. 7, Victoria Ser. A	NR	6.90		9/01/20	1,320		1,445,875
Dist. No. 7, Victoria Ser. A	NR	7.00		9/01/30	1,000		1,099,720
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero		8/01/16	1,400		952,224
Roseville Spec. Tax, Woodcreek Cmnty. Facs., Dist. No. 1(Pre-refunded Date 9/01/10)(e)	NR	6.375		9/01/27	1,000		1,117,210
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj.,
Ser. B, M.B.I.A.,C.A.B.S.,	Aaa	Zero		11/01/17	5,695		3,663,992
Ser. B, M.B.I.A., C.A.B.S.	Aaa	Zero		11/01/16	5,700		3,848,925
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875		9/01/29	2,000		2,117,900
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.(e)	Aaa	Zero		1/01/11	2,000		1,724,520
San Leandro Cmnty. Facs., Spec. Tax, Dist. No.1	NR	6.50		9/01/25	2,160		2,260,030
Santa Margarita, Dana Point Auth., Impv. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	1,000		1,245,540
Santa Margarita Wtr. Dist. Spec.Tax, Cmnty. Facs., Dist. No. 99-1, Talega	NR	6.25		9/01/29	1,975		2,119,649
Santa Maria Joint Union H.S. Dist., Election 2004, C.A.B.S., G.O., F.G.I.C.	Aaa	Zero		8/01/27	1,505		620,858
South Orange Cnty., Pub. Fin. Auth., Spl. Tax Sr. Lien, Ser A, M.B.I.A.	Aaa	7.00		9/01/10	2,535		2,841,177
Southern California Pub. Pwr. Auth. Rev., PNC GIC Pwr. Proj.	A2	6.75		7/01/10	3,000		3,284,490
Rfdg., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S.(e)	Aaa	Zero		7/01/16	8,400		5,770,715
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.A.B.S.	Aaa	Zero		9/01/11	3,000		2,523,810

Tobacco Securitization Auth. Northn. Calif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3	5.50	6/01/45	1,500	1,591,950
Univ. California Bd. Of Regents Research Facs., Rev., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,000	2,089,700
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	2,500	2,690,825
Valley Hlth. Sys., California Hosp. Rev., Impvt. Proj., Ser. A	B+(c)	6.50	5/15/25	1,000	1,005,190

Total long-term investments (cost $150,428,954)					165,382,845

SHORT-TERM INVESTMENTS 0.3%

California Hsg. Fin. Agy. Rev., Home. Mtg. Var. Amt. Home Mtg., Ser. U, A.M.T., F.R.D.D., F.S.A.(b)	VMIG1	3.75	12/01/06	100	100,000
California St. Mun. Secs. Tr. Rcpts.,
SGA 119, G.O., F.G.I.C., F.R.D.D.(b)	A-1+(c)	3.67	12/01/06	100	100,000
SGA 135, G.O., A.M.B.A.C., T.C.R.S., F.R.D.D.(b)	A-1+(c)	3.67	12/01/06	300	300,000

Total short-term investments (cost $500,000)					500,000

Total Investments 99.1% (cost $150,928,954)(i)					165,882,845
Other assets in excess of liabilities(h)(j) 0.9%					1,555,198

Net Assets 100.0%					$167,438,043

a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note (b)

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

M.B.I.A.—Municipal Bond Investors Assurance Company

R.I.B.S.—Residual Interest Bearing Securities

S.A.V.R.S.—Select Auction Variable Rate Securities

T.C.R.S.—Transferable Custodial Receipts

NR—Not Rated by Moody’s or Standard & Poor’s

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Represents entire position utilized in the municipal tender option bond transaction. The principal amount of the inverse floater and the floating rate note (included in the liabilities) are $1,000,000 and $1,000,000, respectively.
(e)	All or partial prerefunded and escrowed to maturity issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	Security segregated as collateral for futures contracts.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $2,570,974. The aggregate value, $3,317,741 represents 1.98% of net assets.
(h)	Includes $1,000,000 payable for the floating rate note issued.
(i)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of November 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$ 149,170,172	$15,717,568	$4,895	$15,712,673

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(j)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2006	Unrealized Appreciation (Depreciation)
	Long Position:
12	U.S. Treasury 30 Yr. Bond	Mar. 2007	$1,359,804	$1,372,500	$12,696
	Short Positon:
83	U.S. Treasury 10 Yr. Notes	Mar. 2007	9,019,672	9,062,562	(42,890)

					$(30,194)

Dryden California Municipal Fund/California Series

Schedule of Investments

as of November 30, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.5% Municipal Bonds

Abag. Fin. Auth. Rev., Schs. of Sacred Heart, Ser. A	Baa3	6.45%	6/01/30	$1,500	$1,609,170
Antelope Valley Health Care Dist. Rev., Ser. A,F.S.A.	Aaa	5.20	1/01/17	1,000	1,034,950
Bay Area Toll Auth. Toll Brdg. Rev., San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	750	809,738
California Hlth. Facs. Fin. Auth.
Catholic Healthcare West, Ser. G.	A2	5.00	7/01/09	250	257,440
Cedars Sinai Med. Ctr.	A3	5.00	11/15/21	1,000	1,060,730
California St. Hsg. Fin. Agy. Rev., Sngl. Fam. Mtge., Ser. A, C.A.B.S.	Aa2	Zero	2/01/15	8,420	4,423,699
California St. Pub. Works Brd. Lease Rev.,
Dept. General Svcs	A2	5.25	6/01/28	250	268,448
Dept. Mental Hlth. Coalinga, Ser. A,	A2	5.50	6/01/18	1,970	2,202,657
G.O., M.B.I.A.	Aaa	5.25	2/01/27	1,500	1,612,560
G.O.,	A1	5.00	10/01/17	1,000	1,096,380
California St.,
Unrfd. balance, G.O.	A1	5.50	4/01/30	1,795	2,031,366
Var. Purpose G.O.	A1	5.00	3/01/27	1,000	1,070,250
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. B
(Mandatory Put Date 7/01/14)	A3	3.90	8/01/31	500	499,465
Ref. Chf. Irvine LLC, U.C.I. East	Baa2	5.00	5/15/32	500	524,575
Chico Redev. Agcy. Tax Alloc., Chico
Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	445	477,570
Colton Jt. Uni. Sch. Dist., G.O., F.G.I.C.	Aaa	5.25	2/01/21	830	916,254
Corona-Norco Uni. Sch. Dist. Spec. Tax,
Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060	1,126,833
Golden St. Tobacco Secur. Corp., Tobacco Settlement
Rev., C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C.	Aaa	Zero	6/01/23	1,000	883,330
Enhanced Asset Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	750	862,448
Kern. Cmnty. College Dist. Elec. 2002,
Safety Repair & Impt., F.S.A., C.A.B.S.	Aaa	Zero	11/01/25	250	111,328
Safety Repair & Impt., F.S.A., C.A.B.S.	Aaa	Zero	11/01/26	250	106,315
La Mesa-Spring Valley Sch. Dist., G.O.,
Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	Aaa	Zero	8/01/23	2,000	985,700
Loma Linda Hospital. Rev., Loma Linda Univ.
Med. Ctr., Ser. A	Baa1	5.00	12/01/20	750	788,280
Long Beach Hbr. Rev. Ref., A.M.T., Ser., A, M.B.I.A.	Aaa	5.00	5/15/22	1,000	1,065,230
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. Pine Ave. (cost $2,950,530; purchased 10/18/93)(d)(e)	NR	6.375	9/01/23	3,000	3,147,540
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M., C.A.B.S.(c)	Aaa	Zero	9/01/10	3,770	3,296,336
Metro. Wtr. Dist. of Southern California Waterworks Rev., Linked, S.A.V.R.S. & R.I.B.S.	Aa2	5.75	8/10/18	1,000	1,167,880
Unrfd. Balance, Ser. A	Aa2	5.75	7/01/21	2,240	2,686,477

Orange Cnty. Loc. Trans. Auth., Sales Tax Rev.,
Linked, A.M.B.A.C., T.C.R.S.	Aaa	6.20		2/14/11	5,000		5,499,549
Spec. Tax Rev., R.I.B.S. (cost $713,528; purchased 2/17/98)(d)(e)	Aa2	8.263	(b)	2/14/11	750		899,865
Puerto Rico Comnwlth., G.O.,
M.B.I.A.(h)	Aaa	5.75		7/01/10	2,000		2,153,160
Pub. Impt. , Ser. A	Baa3	5.25		7/01/30	250		273,213
Redding Elec. Sys. C.O.P., Linked, R.I.B.S.,
M.B.I.A., E.T.M., (cost$1,884,746; purchased 1/09/95)(c)(d)(e)	Aaa	9.207	(b)	7/01/22	1,610		2,269,842
S.A.V.R.S., R.I.B.S., M.B.I.A., E.T.M.(c)	Aaa	6.368		7/01/22	50		60,246
Sacramento City Fin. Auth. Rev., Cap. Impv., Ser. A, A.M.B.A.C.	Aaa	5.00		12/01/26	2,000		2,095,100
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00		8/15/28	2,500		2,623,675
San Diego Redev., Agcy., Tax Alloc. North Bay Redev.	Baa1	5.875		9/01/29	1,000		1,058,950
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aaa	6.00		7/01/19	1,000		1,217,310
San Francisco City & Cnty., Redev. Agcy. Lease Rev., George R. Moscone, C.A.B.S.	A1	Zero		7/01/09	2,000		1,817,240
Santa Margarita/Dana Point Auth. Rev.,
Impvt. Dists. 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25		8/01/13	1,990		2,425,711
Impvt. Dists. 3-3A-4 & 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/09	1,400		1,531,278
Impvt. Dists. 3-3A-4 & 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	1,000		1,245,540
Impvt. Dists. 3-3A-4 & 4A2, Ser. B, M.B.I.A.	Aaa	7.25		8/01/12	3,000		3,566,129
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., F.G.I.C.	Aaa	Zero		8/01/29	1,250		472,275
So. California Pub. Pwr. Auth.
Palo Verde Proj., Ser. C, A.M.B.A.C.,
E.T.M., C.A.B.S.(c)	Aaa	Zero		7/01/16	7,925		5,444,395
PNC GIC Proj. Rev.	A2	6.75		7/01/10	2,265	(g)	2,479,790
PNC GIC Proj. Rev.	A2	6.75		7/01/11	1,195		1,337,241
PNC GIC Proj. Rev.	A2	6.75		7/01/13	1,000		1,164,720
Tob. Securization Auth. Northern Calif. Tob. Settlement Rev., Asset-Bkd. BDS, Ser. A-1	Baa3	5.50		6/01/45	500		530,650
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00		6/01/22	2,000		2,187,860
Univ. California Bd. of Regents Hosp. Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25		5/15/30	2,000		2,146,740
Univ. California Bd. of Regents Rev., Multi. Purpose Proj., Ser. O, F.G.I.C.	Aaa	5.125		9/01/31	2,500		2,635,500

Total long-term investments (cost $75,836,007)							83,258,928

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 3.9% Municipal Bonds

California Hsg. Fin. Agy. Rev., Home Mtg.,
Ser. R, A.M.T., A.M.B.A.C., F.R.D.D.(f)	VMIG1	3.75	2/01/07	900	900,000
Ser. U, A.M.T., F.S.A., F.R.D.D.(f)	VMIG1	3.59	2/01/07	910	910,000
Ser. U, A.M.T., F.S.A., F.R.D.D.(f)	VMIG1	3.59	2/01/07	600	600,000
Ser. U, A.M.T., M.B.I.A., F.R.D.D.(f)	VMIG1	3.58	2/01/07	375	375,000
California Pollution Ctl. Fin. Auth. Rev. Res. Recovery, Atlantic Richfield Co. Proj., Ser. A, A.M.T., F.R.D.D.,(f)	VMIG1	3.63	1/02/07	350	350,000
California St. Mun. Secs. Tr. Rcpts., Ser. SGA 119, G.O., F.G.I.C., F.R.D.D.,(f)	A-1+(k)	3.67	3/01/07	200	200,000

Total short-term investments (cost $3,335,000)					3,335,000

Total Investments 100.4% (cost $79,171,007)(l)					86,593,928
Liabilities in excess of other assets(i)(j) (0.4%)					(354,225)

Net Assets 100.0%					$86,239,703

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation

A.M.T. – Alternative Minimum Tax

C.A.B.S. – Capital Appreciation Bonds

C.O.P. – Certificates of Participation

E.T.M. – Escrowed to Maturity

F.G.I.C. – Financial Guaranty Insurance Company

F.R.D.D. – Floating Rate (Daily) Demand Note (f).

F.S.A. – Financial Security Assurance

G.O. – General Obligation

M.B.I.A. – Municipal Bond Investors Assurance Company

R.I.B.S. – Residual Interest Bearing Securities

S.A.V.R.S. – Select Auction Variable Rate Securities

T.C.R.S. – Transferable Custodial Receipts

NR – Not Rated by Moody’s or Standard & Poor’s

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2006.
(c)	All or partial pre-refunded and escrowed to maturity issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Indicates a restricted security. The aggregate cost of such securities is $5,548,804. The aggregate value is $6,317,247 and represents 7.3% of net assets.
(e)	Indicates a security that has been deemed illiquid.
(f)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at November 30, 2006.
(g)	Partial principal amount pledged as collateral for financial futures contracts.
(h)	Represents entire position utilized in the municipal tender option bond transaction. The Principal amounts of the Inverse Floater and the floating rate note (included in liabilities) are $1,000,000 and $1,000,000, respectively.

(i)	Includes $1,000,000 payable for the floating rate note issued.
(j)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

Open financial futures contracts outstanding as of November 30, 2006:

Number of Contracts	Type	Expiration Date	Value at November 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Position:
3	U.S. Treasury 30 Yr. Bond	Mar. 07	$343,125	$340,029	$3,096
	Short Position:
34	U.S. Treasury 5 Yr. Note	Mar. 07	3,609,312	3,596,356	(12,956)

					$(9,860)

(k)	Standard & Poor’s rating.
(l)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of November 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 78,180,730	$7,427,493	$14,295	$7,413,198

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Dryden California Municipal Fund (the “Fund”), consists of two Series: California Municipal Series and California Income Series. The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on an applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchanges.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 23, 2007

*	Print the name and title of each signing officer under his or her signature.